ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
17.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Trade payables	$54.4	$50.9	$81.7
Accrued payroll and related liabilities	23.6	21.8	32.7
Accrued interest	11.7	5.6	33.2
Accrued benefit obligation – pension plan (note 19)	7.4	7.3	6.9
Accrued benefit obligation – other employee future benefit plans (note 19)	5.8	5.3	6.8
Property taxes, including taxes in arrears, interest and related parties	–	–	0.7
Restructuring (note 24)	0.3	0.4	1.2
Lease obligation – paper recycling – current portion	–	–	2.3
Payables related to capital projects	3.9	0.9	3.7
Other	6.7	5.3	5.3
	$113.8	$97.5	$174.5